Pension and Other Postretirement Benefits - Change in Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change in plan assets:
Fair value of plan assets, beginning of year	$ 216,754
Fair value of plan assets, end of year	204,372	$ 216,754
Pension Benefits [Member]
Change in plan assets:
Fair value of plan assets, beginning of year	216,754	198,367
Actual return on plan assets	2,569	20,223
Employer contributions	5,706	7,992
Plan participant contributions	109	109
Acquisitions		9,360
Settlements	(1,579)
Foreign currency exchange rate changes	(5,270)	(4,707)
Benefits paid	(13,917)	(14,590)
Fair value of plan assets, end of year	204,372	216,754
Funded status, end of year	(70,833)	(83,585)
Other Benefits [Member]
Change in plan assets:
Employer contributions	1,798	2,045
Plan participant contributions	5	7
Benefits paid	(1,803)	(2,052)
Funded status, end of year	$ (32,313)	$ (39,169)